SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Loans Held-for-Investments) (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($) Loan	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) Loan	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) Loan	Dec. 31, 2018 USD ($)
Loans and Leases Receivable Disclosure [Line Items]
Interest income	$ 7,193,000	$ 5,079,000	$ 12,764,000	$ 9,577,000	$ 20,132,000	$ 1,640,000
Capitalized interest			539,000		8,546,000
Loans held-for-investment and related receivables, net					301,630,000
Impairments on held for investment					0
Loans receivable, net amount	$ 598,395,000		598,395,000		$ 301,630,000	$ 89,762,000
Interest income on nonaccrual loans			$ 565,000
Mezzanine loans
Loans and Leases Receivable Disclosure [Line Items]
Number of nonaccrual loans | Loan	8		8		8
Loans held-for-investment and related receivables, net					$ 146,060,000
Loans receivable, net amount	$ 118,800,000		$ 118,800,000